Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash payments for:
Interest paid		$ 183	$ 121	$ 658	$ 47
Income tax paid		1	100	978	313
Non-cash Operating Activities:
Right-of-use assets obtained in exchange for new operating lease liabilities		0	2,187	4,008	0
Total non-cash operating activities		0	2,187	4,008	0
Non-cash Investing Activities:
Unpaid property and equipment received		383	797	805	166
Unpaid balance related to the Trutouch Asset Acquisition				0	500
Total non-cash investing activities		(674)	(1,297)	805	666
Non-cash Financing Activities:
Conversion of convertible debt and accrued interest to ordinary shares				181,404	0
Conversion of Legacy Rockley ordinary shares to Rockley ordinary shares				206,888	0
Private Placement Warrants				14,304	0
Public Warrants				28,031	0
Issuance of ordinary shares in lieu of cash payment of transaction costs				3,190	0
Forgiveness of PPP loan	$ 2,900			2,860	0
Unpaid deferred transaction costs		349	4,722	1,034	0
Issuance of ordinary shares related to the Trutouch Asset Acquisition				0	2,298
Issuance of ordinary shares related to ELOC				472	0
Total non-cash financing activities		349	4,722	$ 438,183	$ 2,298
Asset Acquisition, Amounts Not Yet Paid		0	500
Debt Securities, Available-for-sale, Unrealized Loss		$ 291	$ 0